Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segments	Operating segments
Klarna determines operating segments based on how the Chief Operating Decision Maker (“CODM”)
manages the business, makes operating decisions around the allocation of resources and evaluates
Klarna’s operating performance.
Klarna’s CODM role is fulfilled by the executive officers as a group, who collaboratively assess financial performance and make resource allocation decisions on a consolidated basis. Klarna operates as one operating segment and has one reportable segment.
Geographic Information
Transaction revenue, consumer service revenue and interest income are presented by major geographic regions based upon the billing address of the consumer. Interest income derived from the cash and liquidity management of the Group is based on the geographic location of the financial institution for which financial instruments have been purchased.

	2025	2024	2023
Geographical breakdown
United States .....................................................................................................	$1,243	$850	$609
Germany .............................................................................................................	848	755	620
United Kingdom .................................................................................................	442	348	268
Other countries .................................................................................................	976	858	779
Revenue ...............................................................................................................	$3,509	$2,811	$2,276
No individual country within other countries contributed more than 10% of revenues in 2025.
The following table presents Klarna’s revenue disaggregated by category:

	2025	2024	2023
Transaction revenue ........................................................................................	$2,103	$1,792	$1,531
Consumer service revenue ............................................................................	397	344	237
Gain on sale of consumer receivables .........................................................	73	0	0
Interest income .................................................................................................	937	675	508
Revenue ..............................................................................................................	$3,509	$2,811	$2,276
Transaction revenue
Transaction revenue consists of merchant revenue and advertising revenue. Merchant revenue primarily refers to fees paid by our merchants, generated when consumers transact on our network and also includes interchange revenue and fees for settling disputes.
Advertising revenue is earned from merchants who place advertisements on our network, including sponsored search, affiliate programs and brand ads. During 2025, 2024 and 2023, advertising revenue amounted to $190 million, $180 million and $157 million.
Gain on sale of consumer receivables
During the year ended December 31, 2025, the Company entered into sales agreements of Fair
Financing receivables comprising both an initial sale of existing portfolio and additional forward flow agreements. The total Fair Financing receivables sold during the year was $1.6 billion. These sales of receivables resulted in a gain on sale $73 million, of which $25 million was reclassified from other comprehensive income during 2025. There was no comparable revenue for the year ended December 31,
2024.
Consumer service revenue
Consumer service revenue refers to revenue we earn from consumer fees, primarily consisting of certain administrative fees, including reminder fees of $261 million, $254 million and $198 million in 2025,
2024 and 2023, respectively, and other administrative fees, such as fees for issuing one-time cards.
Consumer service revenue also includes subscription revenue of $29 million and $6 million in 2025 and 2024, respectively.
Interest income
The following table presents Klarna’s interest income by category:

Interest income	2025	2024	2023
Fair Financing ....................................................................................................	$617	$383	$318
"Snooze" fees ....................................................................................................	161	128	96
Debt securities ..................................................................................................	134	144	75
Incremental merchant fees ............................................................................	25	20	19
Interest income ..................................................................................................	$937	$675	$508
Interest income includes interest earned when consumers choose to spread the cost of transactions over time through one of our interest-bearing financing products or to delay the cost of transactions with our payment flexibility features, such as “snooze.” We also recognize interest income related to incremental fees earned from certain merchants for providing interest-free promotional loans to their consumers. Interest income also includes interest from debt securities. See Note 8.
Fair Financing includes interest income of $20 million attributable to consumer receivables originated and measured at fair value through OCI during 2025.
Significant customers
For the year ended December 31, 2025, 2024 and 2023, there were no single customers that on an individual level accounted for more than 10% of total revenue.
Klarna’s non-current assets, composed of property and equipment, goodwill, intangible assets and other assets that are expected to be recovered more than twelve months after the reporting period:

	December 31, 2025	December 31, 2024	December 31, 2023
Non-current assets
Sweden ...............................................................................................................	$1,284	$412	$1,017
Germany .............................................................................................................	180	194	234
United States .....................................................................................................	100	101	155
United Kingdom .................................................................................................	199	167	151
Other countries .................................................................................................	232	326	200
Total non-current assets ...................................................................................	$1,995	$1,200	$1,757
No individual country within other countries made up more than 10% of non-current assets.